PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.8%
Asset-Backed Securities 18.9%
Collateralized Loan Obligations 18.8%
Apex Credit CLO LLC (Cayman Islands), Series 2021-02A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.527%(c)	10/20/34		4,725	$4,638,904
Apidos CLO Ltd. (United Kingdom), Series 2022-42A, Class D, 144A, 3 Month SOFR + 5.760% (Cap N/A, Floor 5.760%)	11.176(c)	01/20/36		1,500	1,501,419
Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.326(c)	07/20/35		5,000	5,033,525
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	8.001(c)	07/15/30		14,250	14,250,000
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.315(c)	04/15/35	EUR	3,750	3,883,027
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.065(c)	07/24/36		16,525	16,571,992
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)	7.327(c)	07/20/34		250	244,506
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.966(c)	04/20/35		13,500	13,522,634
Series 2023-01A, Class D, 144A, 3 Month SOFR + 5.500% (Cap N/A, Floor 5.500%)	10.916(c)	04/20/35		7,220	7,227,829
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.716(c)	04/20/35		8,500	8,523,928
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.416(c)	04/20/35		5,000	5,015,743
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.339(c)	10/20/35		5,000	5,017,297
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class BR, 144A, 3 Month SOFR + 1.982% (Cap N/A, Floor 1.720%)	7.380(c)	04/24/34		5,000	4,912,500
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.835(c)	07/15/34		4,225	4,177,154

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Carlyle US CLO Ltd. (Cayman Islands), Series 2023-05A, Class B, 144A	0.000%(cc)	01/27/36		18,250	$18,250,000
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A2, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)	7.766(c)	01/20/35		4,125	4,122,276
Series 2023-01A, Class B1, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.166(c)	01/20/35		3,975	3,974,537

CIFC European Funding CLO DAC (Ireland), Series 03A, Class B1, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)	5.465(c)	01/15/34	EUR	2,000	2,088,674
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	7.377(c)	10/20/34		15,000	14,599,327
Gallatin CLO Ltd. (Bermuda), Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	8.385(c)	10/14/35		10,000	10,033,964
Golub Capital Partners CLO Ltd. (United Kingdom), Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	8.197(c)	07/25/36		18,600	18,700,619
Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.670(c)	04/26/31		1,608	1,602,452
Guggenheim CLO Ltd. (Cayman Islands), Series 2022-02A, Class B, 144A, 3 Month SOFR + 3.800% (Cap N/A, Floor 3.800%)	9.194(c)	01/15/35		3,750	3,758,551
HPS Loan Management Ltd. (Cayman Islands), Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.281(c)	07/20/36		17,900	17,932,959
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 0.000%)	6.852(c)	10/20/31		997	992,495
KKR CLO Ltd. (Cayman Islands), Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.294(c)	04/15/35		12,500	12,278,782
LCM Ltd. (Cayman Islands), Series 33A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	7.327(c)	07/20/34		1,300	1,269,197

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Logan CLO Ltd. (Cayman Islands), Series 2021-02A, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.377%(c)	01/20/35		2,950	$2,943,805
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.435(c)	07/15/31		9,250	9,043,725
Nassau Ltd. (United Kingdom), Series 2022-01A, Class B, 144A, 3 Month SOFR + 3.620% (Cap N/A, Floor 3.620%)	9.014(c)	01/15/31		5,250	5,255,181
Oaktree CLO Ltd. (Cayman Islands), Series 2019-04A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.377(c)	10/20/32		9,500	9,298,279
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class AJ, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.316(c)	01/20/35		3,200	3,208,135
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.566(c)	01/20/35		11,950	11,950,791

Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.394(c)	04/15/31		7,000	7,006,932
Rad CLO Ltd. (Cayman Islands), Series 2023-19A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	8.066(c)	04/20/35		18,900	18,875,424
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class BR, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.258(c)	10/20/33		12,500	12,509,670
Sound Point CLO Ltd. (United Kingdom), Series 2022-35A, Class B, 144A, 3 Month SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.480(c)	01/26/36		17,700	17,754,125
Sound Point CLO Ltd., Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	8.990(c)	10/25/34		1,500	1,331,342
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	4,184,500
Symphony CLO Ltd. (Bermuda), Series 2023-40A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.894(c)	01/14/34		14,000	14,000,000

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2023-2A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	8.062%(c)	07/21/35	18,900	$18,934,458
Tikehau US CLO Ltd. (Bermuda), Series 2022-02A, Class B, 144A, 3 Month SOFR + 3.560% (Cap N/A, Floor 3.560%)	8.976(c)	01/20/32	6,250	6,256,225
Trinitas CLO Ltd. (Cayman Islands),
Series 2020-14A, Class B, 144A, 3 Month SOFR + 2.262% (Cap N/A, Floor 2.000%)	7.640(c)	01/25/34	5,000	4,920,351
Series 2021-15A, Class B1, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.374(c)	04/22/34	8,350	8,145,563
Series 2022-20A, Class B, 144A, 3 Month SOFR + 2.460% (Cap N/A, Floor 2.460%)	7.876(c)	07/20/35	10,000	9,933,478

Valley Stream Park CLO Ltd. (United Kingdom), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	7.666(c)	10/20/34	4,500	4,504,950
Voya CLO Ltd. (Cayman Islands), Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	7.314(c)	10/17/32	8,650	8,611,075
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.845(c)	07/15/31	1,500	1,477,684
				384,269,984
Other 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2023-02A, Class D, 144A	9.720	04/20/40	2,644	2,687,493

Total Asset-Backed Securities (cost $385,448,323)				386,957,477
Corporate Bonds 15.0%
Airlines 0.2%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	125	99,375

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375%	02/01/30	375	$263,438
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	3,575	2,994,062
				3,356,875
Auto Parts & Equipment 0.1%
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32	1,480	1,215,042
Banks 10.5%
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	34,263	31,546,303
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	5,384	4,655,091
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	3,600	3,141,567
Jr. Sub. Notes	7.625(ff)	11/15/28(oo)	1,400	1,394,126
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	17,875	17,261,526
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	56,123	51,062,505
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	3,000	2,501,217
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	20,058	16,945,111

JPMorgan Chase & Co., Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	73,216	70,124,015
Mitsubishi UFJ Financial Group, Inc. (Japan), Jr. Sub. Notes, MTN	8.200(ff)	01/15/29(oo)	500	530,588
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.156(c)	09/30/24	2,669	2,648,523
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	4,250	3,230,719
Wells Fargo & Co., Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26(oo)	10,275	9,249,307
				214,290,598

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 0.3%
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875%	01/31/27	1,975	$1,942,530
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	3,603	3,423,512
				5,366,042
Chemicals 0.1%
Chemours Co. (The), Gtd. Notes, 144A(a)	4.625	11/15/29	2,250	1,890,725
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	200	169,906
				2,060,631
Commercial Services 0.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	1,846	1,741,275
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	302,357
Hertz Corp. (The), Gtd. Notes, 144A(a)	5.000	12/01/29	1,475	1,133,073
				3,176,705
Electric 0.8%
Calpine Corp., Sr. Unsec’d. Notes, 144A	4.625	02/01/29	5,925	5,371,909
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	7,375	7,013,138
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,105,221
				17,490,268
Environmental Control 0.1%
GFL Environmental, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	01/15/31	1,810	1,823,575

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625%	04/01/30		835	$700,849
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30		4,200	3,546,816
					4,247,665
Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32		500	397,135
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29		2,550	1,600,861
					1,997,996
Internet 0.5%
United Group BV (Slovenia),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	7.252(c)	02/15/26	EUR	5,000	5,417,533
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.875% (Cap N/A, Floor 4.875%)	8.843(c)	02/01/29	EUR	4,000	4,366,539
					9,784,072
Media 0.4%
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		700	386,551
Sr. Unsec’d. Notes, 144A	5.000	11/15/31		2,157	1,198,734
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		200	113,245
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $2,461,154; purchased 02/19/20 - 09/25/20)(f)	6.625	08/15/27(d)		3,075	72,637
Sec’d. Notes, 144A (original cost $1,839,782; purchased 01/14/21 - 01/26/21)(f)	5.375	08/15/26(d)		2,080	51,038

DISH DBS Corp., Gtd. Notes	7.750	07/01/26		1,000	596,045

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750%	11/15/27	2,800	$2,780,381
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	4.125	12/01/30	3,000	2,104,028
				7,302,659
Oil & Gas 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	6,725	672
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	2,775	2,589,130
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	3,750	3,465,769

Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27	2,630	2,543,094
SilverBow Resources, Inc., Sec’d. Notes, 144A, 3 Month SOFR + 7.750%^	13.138(c)	12/15/28	2,900	2,849,250
				11,447,915
Packaging & Containers 0.1%
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	3,250	2,913,528
Real Estate 0.1%
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.375	02/01/31	1,745	1,449,308
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,025	881,003
				2,330,311
Real Estate Investment Trusts (REITs) 0.4%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	10,519	7,497,122
Gtd. Notes	9.750	06/15/25	401	397,896

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Diversified Healthcare Trust, (cont’d.)
Sr. Unsec’d. Notes	4.750%	05/01/24	350	$332,718
Sr. Unsec’d. Notes	4.750	02/15/28	1,275	931,418
				9,159,154
Retail 0.2%
At Home Group, Inc., Gtd. Notes, 144A	7.125	07/15/29	124	21,384
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	4,070	3,215,846
				3,237,230
Telecommunications 0.2%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost $84,929; purchased 11/14/23)^(f)	(1.624)(s)	12/31/30	76	84,929
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $17; purchased 11/14/23)^(f)	181.520(s)	12/31/30	170	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $9,978; purchased 11/14/23)^(f)	(11.280)(s)	12/31/30	4	9,978
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $20; purchased 11/14/23)^(f)	181.516(s)	12/31/30	198	—
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $171,596; purchased 05/22/20)(f)	8.000	12/31/26(d)	242	4,834
Gtd. Notes, 144A, Cash coupon 13.000% (original cost $531,428; purchased 10/19/23)(f)	13.000	12/31/25(d)	759	515,883
Sr. Sec’d. Notes, 144A (original cost $2,840,658; purchased 10/19/23)(f)	8.750	05/25/24	3,005	2,757,469

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23(d)	8,113	162,260
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	1,000	465,000
Gtd. Notes, 144A	4.250	07/01/28	325	182,000
Gtd. Notes, 144A	4.625	09/15/27	150	91,500

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	3.400%	03/01/27	375	$354,375
Sr. Sec’d. Notes, 144A	10.500	05/15/30	498	461,911
				5,090,139

Total Corporate Bonds (cost $347,886,392)				306,290,405
Floating Rate and Other Loans 62.6%
Advertising 0.5%
Terrier Media Buyer, Inc., 2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%	8.990(c)	12/17/26	10,763	9,834,908
Aerospace & Defense 0.3%
TransDigm, Inc.,
Term Loan	—(p)	02/28/31	2,050	2,047,876
Tranche I Term Loan, 3 Month SOFR + 3.250%	8.640(c)	08/24/28	4,080	4,080,284
				6,128,160
Agriculture 0.3%
Alltech, Inc.,
Term A Loan, 1 Month SOFR + 3.600%	8.948(c)	10/15/26	2,132	2,030,329
Term B Loan, 1 Month SOFR + 4.114%	9.463(c)	10/13/28	3,376	3,325,550
				5,355,879
Airlines 2.4%
Air Canada (Canada), Term Loan, 3 Month SOFR + 3.762%	9.139(c)	08/11/28	5,781	5,770,984
American Airlines, Inc.,
Initial Term Loan, 3 Month SOFR + 5.012%	10.427(c)	04/20/28	13,495	13,687,854
Seventh Amendment Extended Term Loan, 6 Month SOFR + 3.178%	8.598(c)	02/15/28	3,706	3,652,014
Term Loan, 3 Month SOFR + 3.500%	8.869(c)	06/04/29	4,800	4,766,002

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Airlines (cont’d.)

Mileage Plus Holdings LLC, Initial Term Loan, 3 Month SOFR + 5.400%	10.798%(c)	06/21/27	5,627	$5,792,281
United Airlines, Inc., Class B Term Loan, 1 Month SOFR + 3.864%	9.207(c)	04/21/28	16,053	16,041,440
				49,710,575
Apparel 0.4%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, 1 Month SOFR + 3.364%	8.713(c)	11/24/28	7,941	7,737,513
Auto Parts & Equipment 1.5%
Adient US LLC, Term B-1 Loan, 1 Month SOFR + 3.364%	8.713(c)	04/10/28	2,410	2,409,843
Dexko Global, Inc., 2023 Incremental Term Loan, 3 Month SOFR + 4.250%	9.640(c)	10/04/28	2,775	2,728,749
First Brands Group LLC,
2022-Ii Incremental Term Loan, 6 Month SOFR + 5.000%	10.881(c)	03/30/27	5,613	5,522,266
First Lien 2021 Term Loan, 6 Month SOFR + 5.000%	10.881(c)	03/30/27	5,318	5,227,331

Power Solutions, 2023 Term Loan, 1 Month SOFR + 3.750%	9.098(c)	05/06/30	3,400	3,401,700
Tenneco, Inc., Term B Loan, 3 Month SOFR + 5.100%	10.483(c)	11/17/28	8,747	7,229,167
Truck Hero, Inc., Initial Term Loan, 1 Month SOFR + 3.614%	8.963(c)	01/31/28	3,274	3,138,685
				29,657,741
Banks 0.1%
Walker & Dunlop, Inc., Incremental Term B Loan, 1 Month SOFR + 3.100%^	8.448(c)	12/16/28	2,338	2,326,559

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Beverages 0.9%
City Brewing Co. LLC, First Lien Closing Date Term Loan, 3 Month SOFR + 3.762%	9.164%(c)	04/05/28		9,113	$7,320,963
Pegasus Bidco BV (United Kingdom), Initial Pounds Sterling Term Loan, SONIA + 5.250%	10.438(c)	07/12/29	GBP	9,300	11,656,392
					18,977,355
Building Materials 1.9%
Cornerstone Building Brands, Inc., Term Loan, 1 Month SOFR + 5.625%	10.948(c)	08/01/28		8,606	8,519,553
CP Atlas Buyer, Inc., Term B Loan, 1 Month SOFR + 3.850%	9.198(c)	11/23/27		4,575	4,300,853
Emerald Borrower LP, Initial Term B Loan, 1 Month SOFR + 3.000%	8.348(c)	05/31/30		11,650	11,652,085
Hunter Douglas, Inc. (Netherlands), Tranche B-1 Term loan, 3 Month SOFR + 3.500%	8.887(c)	02/26/29		5,295	5,110,998
Smyrna Ready Mix Concrete LLC, New Term B Loan, 1 Month SOFR + 3.500%	8.831(c)	04/02/29		1,461	1,461,337
Summit Materials LLC, Term Loan^	—(p)	12/31/28		2,050	2,050,000
Vector WP HoldCo, Inc., Initial Term B Loan, 1 Month SOFR + 5.114%	10.463(c)	10/12/28		4,192	4,139,703
Watlow Electric Manufacturing Co., Term Loan	—(p)	03/02/28		1,400	1,384,834
					38,619,363
Chemicals 3.3%
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	10.317(c)	08/27/26		5,755	5,335,641
Cyanco Intermediate 2 Corp., Term Loan B, 1 Month SOFR + 4.750%	10.098(c)	07/10/28		1,355	1,347,597
Geon Performance Solutions LLC, Initial Term Loan, 3 Month SOFR + 5.012%	10.402(c)	08/18/28		4,412	4,323,364
Ineos Finance PLC (Luxembourg), 2030 Dollar Term Loan, 1 Month SOFR + 3.600%	8.948(c)	02/18/30		2,120	2,100,384

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	9.198%(c)	03/14/30	2,594	$2,502,728
New Term B Loan, 1 Month SOFR + 4.350%	9.698(c)	04/02/29	1,849	1,798,448

Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	10.233(c)	06/28/28	5,538	4,952,860
Kraton Corp., Initial Dollar Term Loan, 3 Month SOFR + 3.512%	8.921(c)	03/15/29	3,840	3,679,384
LSF11 A5 HoldCo, LLC, Incremental Term Loan, 1 Month SOFR + 4.350%	9.698(c)	10/15/28	12,643	12,485,271
Luxembourg Investment Co. Sarl (Luxembourg), Initial Term Loan, 3 Month SOFR + 5.150%	10.540(c)	01/03/29	6,859	4,458,596
Mativ Holdings, Inc., Term B Loan, 1 Month SOFR + 3.864%	9.213(c)	04/20/28	1,486	1,463,513
Nouryon Finance BV,
2023 Term Loan, 1 Month SOFR + 4.100%	9.423(c)	04/03/28	3,112	3,084,968
Extended Dollar Term Loan, 3 Month SOFR + 4.100%	9.467(c)	04/03/28	6,900	6,841,778

Olympus Water US Holding Corp., 2023 Incremental Term Loan, 3 Month SOFR + 5.000%	10.390(c)	11/09/28	4,600	4,603,450
Vantage Specialty Chemicals, Inc., First Lien 2023 Other Term Loan, 1 Month SOFR + 4.750%	10.081(c)	10/26/26	4,516	4,222,343
Venator Finance Sarl, Term Loan, 3 Month SOFR + 10.000%	15.426(c)	10/12/28	3,457	3,381,688
Venator Materials LLC, Delayed Draw Term Loan, 1 Month SOFR + 8.000%	15.426(c)	10/12/28	363	355,181
				66,937,194
Commercial Services 5.8%
Albion Financing SARL, 2023 Incremental USD Term Loan, 3 Month SOFR + 5.500%	10.878(c)	08/17/26	4,005	3,997,366
Allied Universal Holdco LLC, Term Loan USD, 1 Month SOFR + 3.850%	9.198(c)	05/12/28	6,107	5,937,950
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1 Month SOFR + 4.000%	9.331(c)	02/15/29	5,593	5,563,210

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
ArchKey Holdings, Inc., First Lien Initial Term Loan, 1 Month SOFR + 5.364%	10.713%(c)	06/29/28	4,915	$4,767,496
Cimpress PLC, Tranche B-1 Term Loan, 1 Month SOFR + 3.614%	8.963(c)	05/17/28	3,532	3,482,964
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.963(c)	06/02/28	13,582	12,724,368
Electro Rent Corp., Extended Term Loan, 3 Month SOFR + 5.600%	11.002(c)	11/01/24	1,484	1,412,663
Fly Funding II Sarl (Luxembourg), Term Loan B, 3 Month LIBOR + 1.750%	7.380(c)	08/11/25	11,988	11,204,131
GTCR W Merger Sub LLC, Term Loan	—(p)	07/05/31	14,025	14,016,234
Indy US Holdco LLC, Fifth Amendment Incremental Term Loan, 1 Month SOFR + 6.250%	11.598(c)	03/06/28	9,621	9,296,438
Kingpin Intermediate Holdings LLC, Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.848(c)	02/08/28	3,477	3,446,497
Kuehg Corp., Initial Term Loan, 3 Month SOFR + 5.000%	10.390(c)	06/12/30	6,950	6,952,168
Latham Pool Products, Inc., Initial Term Loan, 3 Month SOFR + 4.150%	9.528(c)	02/23/29	9,232	8,785,588
Learning Care Group (US) No. 2, Inc., Initial Term Loan, 3 Month SOFR + 4.750%	10.122(c)	08/11/28	2,175	2,175,452
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month SOFR + 4.512%	9.900(c)	09/01/28	7,763	7,345,415
Omnia Partners, LLC, Initial Term Loan, 3 Month SOFR + 4.250%	9.628(c)	07/25/30	4,296	4,299,621
Ryan, LLC, Initial Term Loan, 1 Month SOFR + 4.500%	9.848(c)	11/14/30	1,832	1,818,402
Spectrum Group Buyer, Inc., Term Loan B, 6 Month SOFR + 6.500%	11.953(c)	05/19/28	4,826	4,327,539
The Hertz Corporation, 2023 Incremental Term Loan, 1 Month SOFR + 3.750%	9.080(c)	06/30/28	400	394,917

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
VT Topco, Inc., Initial Term Loan, 1 Month SOFR + 4.250%	9.598%(c)	08/09/30		2,100	$2,098,030
WMB Holdings, Inc., Tranche B USD Term Loan, 1 Month SOFR + 3.350%	8.698(c)	11/02/29		4,333	4,328,285
					118,374,734
Computers 3.0%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, PRIME + 4.000%	12.500(c)	01/04/26		12,524	7,514,686
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.170(c)	03/01/29		10,301	10,163,195
NCR Atleos, LLC, Term B Loan, 1 Month SOFR + 4.850%	10.198(c)	03/27/29		13,425	13,100,558
Peraton Corp., First Lien Term B Loan, 1 Month SOFR + 3.850%	9.198(c)	02/01/28		9,204	9,134,991
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month SOFR + 4.614%	9.963(c)	10/31/25		7,731	6,136,835
Redstone Holdco LP, First Lien Initial Term Loan, 1 Month SOFR + 4.864%	10.207(c)	04/27/28		4,656	3,515,620
SonicWall US Holdings, Inc., 2023 Term Loan, 3 Month SOFR + 5.000%	10.402(c)	05/18/28		5,050	4,872,462
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.641(c)	08/20/25		8,240	7,804,174
					62,242,521
Cosmetics/Personal Care 0.5%
Rainbow Finco Sarl (Luxembourg), Facility B3 Loan, SONIA + 5.000%	10.076(c)	02/23/29	GBP	9,275	11,201,828
Distribution/Wholesale 0.6%
AIP RD Buyer Corp., 2023 Incremental Term Loan, 1 Month SOFR + 5.000%^	10.348(c)	12/22/28		733	730,413

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Distribution/Wholesale (cont’d.)
FPC Holdings, Inc., Term Loan B, 1 Month SOFR + 4.500%	9.848%(c)	09/29/28		525	$518,532
Gloves Buyer, Inc., Amendment No. 5 First Lien Incremental Term Loan, 1 Month SOFR + 5.114%^	10.463(c)	12/29/27		738	719,696
Quimper AB (Sweden), New Facility B, 3 Month EURIBOR + 2.925%	6.880(c)	02/16/26	EUR	4,500	4,842,126
Windsor Holdings III LLC, Dollar Term B Loan, 1 Month SOFR + 4.500%	9.820(c)	08/01/30		4,985	4,992,617
					11,803,384
Diversified Financial Services 1.2%
Avolon TLB Borrower 1 (US) LLC (Ireland), Term Loan B-6, 1 Month SOFR + 2.500%	7.831(c)	06/22/28		3,241	3,244,738
Castlelake Aviation Finance DAC, 2023 Incremental Term Loan, 3 Month SOFR + 3.012%	8.159(c)	10/22/27		3,214	3,212,198
Castlelake Aviation One DAC, Initial Term Loan, 3 Month SOFR + 3.012%	8.421(c)	10/22/26		3,218	3,217,146
Hudson River Trading LLC, Term Loan, 1 Month SOFR + 3.114%	8.463(c)	03/20/28		8,680	8,609,518
LHS Borrower LLC, Initial Term Loan, 1 Month SOFR + 4.850%	10.198(c)	02/16/29		4,096	3,580,801
VFH Parent LLC, Initial Term Loan, 1 Month SOFR + 3.100%	8.448(c)	01/13/29		2,713	2,703,424
					24,567,825
Electric 0.6%
Generation Bridge Northeast LLC, Term B Loan, 1 Month SOFR + 4.250%	9.598(c)	08/22/29		2,914	2,917,996
Heritage Power LLC, Term Loan^	—(p)	07/20/26(d)		1,319	1,319,132
Lightstone HoldCo LLC,
Extended Term C Loan, 3 Month SOFR + 5.750%	11.133(c)	01/29/27		478	448,208
Extended Term Loan B, 3 Month SOFR + 5.750%	11.133(c)	01/29/27		8,449	7,925,255
					12,610,591

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Electronics 0.8%
II-VI, Inc., Term Loan B, 1 Month SOFR + 2.864%	8.213%(c)	07/02/29	8,707	$8,682,979
Ingram Micro, Inc., Term B Loan, 3 Month SOFR + 3.262%	8.653(c)	06/30/28	3,590	3,578,105
TTM Technologies, Inc., New Term B Loan, 1 Month SOFR + 2.750%^	8.070(c)	05/30/30	3,267	3,266,812
				15,527,896
Energy-Alternate Sources 0.1%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 1 Month SOFR + 2.864%	8.213(c)	03/24/28	2,985	2,689,059
Engineering & Construction 0.1%
Brand Industrial Services, Inc., Tranche B Term Loan, 3 Month SOFR + 5.500%	10.877(c)	08/01/30	700	683,083
Rockwood Service Corp., Initial Term Loan, 1 Month SOFR + 4.364%	9.713(c)	01/23/27	2,219	2,218,438
				2,901,521
Entertainment 3.4%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.500%	10.890(c)	02/10/27	16,158	14,077,406
AP Gaming I LLC, Term B Loan, 3 Month SOFR + 4.150%	9.540(c)	02/15/29	4,870	4,863,667
Caesars Entertainment, Inc., Term B Loan, 1 Month SOFR + 3.350%	8.698(c)	02/06/30	7,900	7,901,664
Cinemark USA, Inc., Term Loan, 3 Month SOFR + 3.750%	9.115(c)	05/24/30	7,129	7,129,150
Entain Holdings Gibraltar Ltd., Facility B2, 3 Month SOFR + 3.600%	8.990(c)	10/31/29	4,567	4,566,897
Flutter Entertainment PLC (Ireland), Third Amendment 2028-B Term Loan, 3 Month SOFR + 3.512%	8.902(c)	07/22/28	493	493,477
Golden Entertainment, Inc., Term B1 Facility Term Loan, 1 Month SOFR + 2.850%	8.197(c)	05/28/30	5,119	5,110,750

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment (cont’d.)
J&J Ventures Gaming LLC,
2023 Delayed Draw Term Loan (Montana), 1 Month SOFR + 4.364%	9.713%(c)	04/26/28	2,429	$2,352,679
Initial Term Loan, 3 Month SOFR + 4.262%	9.652(c)	04/26/28	1,172	1,143,053
Term Loan	—(p)	04/26/28	4,371	4,234,821

Maverick Gaming LLC, Term Loan B, 3 Month SOFR + 7.762%	13.150(c)	09/03/26	9,066	6,539,092
Raptor Acquisition Corp., Term B Loan, 3 Month SOFR + 4.262%	9.658(c)	11/01/26	4,746	4,749,197
Stars Group Holding BV (Netherlands), Term Loan	—(p)	11/25/30	5,425	5,406,991
				68,568,844
Environmental Control 0.6%
Action Environmental Group Inc., The, Initial Term Loan, 3 Month SOFR + 4.500%^	9.878(c)	10/24/30	3,130	3,134,348
Covanta Holding Corp.,
2023 Incremental Term B Loan, 1 Month SOFR + 3.000%	8.321(c)	11/30/28	3,186	3,180,073
2023 Incremental Term C Loan, 1 Month SOFR + 3.000%	8.321(c)	11/30/28	239	238,505
Initial Term B Loan, 1 Month SOFR + 2.500%	7.848(c)	11/30/28	2,261	2,249,550
Initial Term C Loan, 1 Month SOFR + 2.500%	7.848(c)	11/30/28	172	171,072

JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 3 Month SOFR + 5.000%	10.403(c)	10/16/30	1,325	1,315,062
Madison IAQ LLC, Initial Term Loan, 1 Month SOFR + 3.364%	8.699(c)	06/21/28	1,995	1,963,313
				12,251,923
Food Service 0.2%
Aramark Services, Inc., US Term B-6 Loan, 1 Month SOFR + 2.614%	7.963(c)	06/22/30	4,688	4,682,390
Foods 0.3%
BCPE North Star U.S. Holdco, Inc., First Lien Initial Term Loan, 1 Month SOFR + 4.114%	9.463(c)	06/09/28	6,510	5,771,995

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Healthcare-Products 0.3%
Mozart Borrower LP, Initial Dollar Term Loan, 1 Month SOFR + 3.114%	8.463%(c)	10/23/28	5,756	$5,754,675
Healthcare-Services 1.9%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.400%	9.790(c)	02/15/29	11,390	9,571,953
Charlotte Buyer, Initial Term B Loan, 1 Month SOFR + 5.250%	10.571(c)	02/11/28	4,170	4,164,016
eResearch Technology, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.614%	9.963(c)	02/04/27	3,001	2,953,214
IVC Acquisition Ltd. (United Kingdom), Term Loan	—(p)	11/30/28	1,675	1,657,203
LifePoint Health, Inc., Term Loan B, 3 Month SOFR + 5.762%	11.168(c)	11/16/28	2,485	2,376,398
Pacific Dental Services LLC, Term Loan, 1 Month SOFR + 3.614%	8.957(c)	05/05/28	3,541	3,536,518
Phoenix Guarantor, Inc., Tranche B-3 Term Loan, 1 Month SOFR + 3.614%	8.963(c)	03/05/26	8,211	8,187,090
Select Medical Corp., Tranche B-1 Term loan, 1 Month SOFR + 3.000%	8.348(c)	03/06/27	4,951	4,945,936
Sound Inpatient Physicians, Inc.,
First Lien 2021 Incremental Term Loan, 3 Month SOFR + 3.262%	8.645(c)	06/27/25	1,246	378,568
First Lien Initial Term Loan, 3 Month SOFR + 3.262%	8.645(c)	06/27/25	1,964	596,483
Second Lien Initial Loan, 3 Month LIBOR + 6.750%	12.395(c)	06/26/26	12,776	851,765
				39,219,144
Holding Companies-Diversified 1.1%
Belfor Holdings, Inc., Initial Tranche B-1 Term Loan, 1 Month SOFR + 3.750%^	9.098(c)	11/01/30	8,925	8,913,844
Clue OpCo LLC, Term Loan	—(p)	09/20/30	14,000	13,265,000
				22,178,844

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Home Furnishings 0.9%
Osmosis Buyer Limited, Initial Term B Loan, 1 Month SOFR + 3.750%	9.071%(c)	07/31/28	2,189	$2,148,985
Snap One Holdings Corp., Initial Term Loan, 3 Month SOFR + 4.650%^	10.040(c)	12/08/28	5,859	5,566,291
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	8.698(c)	06/29/28	5,280	4,492,979
Weber-Stephen Products LLC,
2022 Incrementeal Term B Loan, 1 Month SOFR + 4.350%	9.698(c)	10/30/27	4,112	3,516,081
Initial Term B Loan, 1 Month SOFR + 3.364%	8.713(c)	10/30/27	2,272	1,944,526
				17,668,862
Housewares 0.3%
SWF Holdings I Corp., Initial Term Loan, 1 Month SOFR + 4.114%	9.463(c)	10/06/28	6,230	5,290,216
Insurance 1.8%
Acrisure LLC,
First Lien 2021-2 Additional Term Loan, 3 Month LIBOR + 4.250%	9.900(c)	02/15/27	1,572	1,566,596
Term Loan B 2020, 3 Month LIBOR + 3.500%	9.150(c)	02/15/27	14,488	14,345,924
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	10.713(c)	01/20/29	9,660	8,511,301
New B-09 Term Loan, 1 Month SOFR + 3.364%	8.713(c)	07/31/27	8,651	8,450,009
New B-10 Term Loan, 1 Month SOFR + 4.100%	9.448(c)	08/19/28	2,287	2,233,631
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.698(c)	08/21/28	1,095	1,075,346
				36,182,807
Internet 0.7%
MH Sub I LLC, 2023 May New Term Loan, 1 Month SOFR + 4.250%	9.598(c)	05/03/28	12,294	11,890,248
Uber Technologies, Inc., 2023 Refinancing Term Loan, 3 Month SOFR + 2.750%	8.159(c)	03/03/30	1,569	1,570,876
				13,461,124

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Investment Companies 0.5%
EIG Management Co. LLC, Initial Term Loan, 1 Month SOFR + 3.850%^	9.198%(c)	02/24/25	1,923	$1,918,199
GIP Pilot Acquisition Partners LP, Initial Term Loan, 3 Month SOFR + 3.000%	8.388(c)	10/04/30	2,950	2,942,625
LSF11 Trinity Bidco, Inc., Initial Term Loan, 1 Month SOFR + 4.250%^	9.573(c)	06/14/30	4,665	4,665,063
				9,525,887
Iron/Steel 0.0%
Flame NewCo LLC, New Money Exit Term Loan, 1 Month SOFR + 6.100%	11.448(c)	06/30/28	845	779,645
Leisure Time 0.8%
Bombardier Recreational Products, Inc. (Canada), 2023 Replacement Term Loan, 1 Month SOFR + 2.750%	8.098(c)	12/13/29	10,893	10,845,032
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	9.441(c)	12/01/28	3,983	3,883,904
Recess Holdings, Inc., New Term Loan, 3 Month SOFR + 4.000%	9.388(c)	03/29/27	2,445	2,448,056
				17,176,992
Lodging 0.2%
Travel + Leisure Co., 2022 Incremental Term Loan, 3 Month SOFR + 4.100%	9.494(c)	12/14/29	4,541	4,540,688
Machinery-Diversified 1.8%
CD&R Hydra Buyer, Inc., Second Lien Initial Term Loan, 1 Month SOFR + 8.100%	13.448(c)	04/30/26	300	295,500
Chart Industries, Inc., New Term B Loan, 1 Month SOFR + 3.350%	8.670(c)	03/15/30	9,382	9,350,383
CPM Holdings, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.827(c)	09/28/28	1,275	1,274,735
DXP Enterprises, Inc., Initial Term Loan, 6 Month SOFR + 4.850%^	10.291(c)	10/31/30	1,150	1,147,125

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Machinery-Diversified (cont’d.)
Flint Group Packaging Inks North America Holdings LLC (Luxembourg),
Facility B USD, 3 Month SOFR + 4.512%	9.924%(c)	12/31/26	8,615	$7,926,070
First Lien Facility B, 3 Month SOFR + 7.262%	12.674(c)	12/31/27	4,201	3,016,806
Second Lien Facility B, 3 Month SOFR + 7.262%	12.674(c)	12/31/27	5,695	816,210

Hyster-Yale Group, Inc., Term loan B Facility, 1 Month SOFR + 3.614%	8.963(c)	05/26/28	5,005	4,848,512
LSF12 Badger Bidco, LLC, Initial Term Loan, 1 Month SOFR + 6.000%	11.348(c)	08/30/30	2,525	2,512,375
Vertical Midco Gmbh (Germany), Term Loan B, 6 Month SOFR + 3.928%	9.381(c)	07/14/27	4,952	4,947,617
				36,135,333
Media 3.1%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	10.394(c)	10/29/27	3,242	3,094,940
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.823(c)	01/18/28	9,134	8,783,855
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	12.925(c)	05/25/26	4,260	3,067,084
Second Lien Term Loan	8.175	08/24/26	55,772	1,138,686

Entercom Media Corp., Term Loan B-2, 3 Month SOFR + 2.762%	8.145(c)	11/18/24	4,192	1,821,998
iHeartCommunications, Inc., Incremental Term B Loan, 1 Month SOFR + 3.364%	8.713(c)	05/01/26	9,208	7,623,956
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	8.713(c)	09/25/26	11,373	8,822,304
Sinclair Television Group, Inc., Term Loan B-4, 1 Month SOFR + 3.850%	9.198(c)	04/21/29	11,395	8,548,896
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.713(c)	03/15/26	133	132,912
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	9.640(c)	06/24/29	3,160	3,154,075
Initial First Lien Term Loan, 1 Month SOFR + 3.364%	8.713(c)	01/31/29	7,655	7,571,475

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)

Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.350%	8.790%(c)	03/31/31	9,395	$9,252,121
				63,012,302
Metal Fabricate/Hardware 1.3%
AZZ, Inc., Initial Term Loan, 1 Month SOFR + 3.750%	9.098(c)	05/13/29	6,820	6,831,656
Crosby U.S. Acquisition Corp., First Lien Initial Term Loan, 1 Month SOFR + 4.850%	10.185(c)	06/26/26	5,971	5,945,773
Grinding Media, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.262%^	9.684(c)	10/12/28	9,760	9,443,097
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%^	11.443(c)	03/31/28	1,714	1,645,626
Delayed Draw Term Commitment, 1 Month SOFR + 6.000%^	4.480(c)	03/31/28	249	238,634

WireCo WorldGroup, Inc., Initial Term Loan, 1 Month SOFR + 4.364%	9.696(c)	11/13/28	1,952	1,952,413
				26,057,199
Mining 0.3%
Arsenal Aic Parent LLC, Term B Loan, 1 Month SOFR + 4.500%	9.848(c)	08/19/30	6,275	6,273,431
Miscellaneous Manufacturing 0.1%
Gates Global LLC, Initial B-4 Dollar Term Loan, 1 Month SOFR + 3.000%	8.348(c)	11/16/29	1,570	1,570,455
Packaging & Containers 1.1%
Clydesdale Acquisition Holdings, Inc., Term B Loan, 1 Month SOFR + 4.275%	9.623(c)	04/13/29	5,511	5,464,094
Pregis TopCo LLC, Facility Incremental Amendment No. 3, 1 Month SOFR + 3.864%	9.213(c)	07/31/26	2,068	2,053,726

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Packaging & Containers (cont’d.)
Pretium PKG Holdings, Inc.,
Initial Third Amendment Tranche A-1 Term Loan (First Lien), 3 Month SOFR + 4.600%	9.995%(c)	10/02/28	3,437	$2,646,817
Third Amendment Tranche A Term Loan, 3 Month SOFR + 5.000%	10.395(c)	10/02/28	1,010	984,269

ProAmpac PG Borrower LLC, Term Loan B, PRIME + 3.500%	10.939(c)	09/15/28	3,200	3,176,000
Trident TPI Holdings, Inc.,
Tranche B-4 Initial Term Loan, 3 Month SOFR + 5.250%	10.640(c)	09/15/28	2,688	2,652,535
Tranche B-5 Initial Term Loan, 3 Month SOFR + 4.500%	9.890(c)	09/15/28	5,329	5,224,322
				22,201,763
Pharmaceuticals 0.7%
Amneal Pharmaceuticals LLC, Term Loan, 1 Month SOFR + 5.500%	10.822(c)	05/04/28	3,359	3,193,858
Endo Luxembourg Finance Co., 2021 Term Loan, PRIME + 6.250%	14.500(c)	03/27/28	1,000	652,500
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	9.490(c)	10/01/27	8,313	8,001,349
Sharp Midco LLC, Tranche B Term Loan, 3 Month SOFR + 4.500%^	9.896(c)	12/31/28	2,750	2,746,562
				14,594,269
Pipelines 0.2%
Prairie ECI Acquiror LP, Initial Term Loan, 1 Month SOFR + 4.850%	10.198(c)	03/11/26	4,016	4,008,607
Private Equity 0.3%
Harbourvest Partners LP, Initial Term Loan, 3 Month SOFR + 3.000%	8.390(c)	04/22/30	6,825	6,816,469
Real Estate 0.9%
Brookfield Property REIT, Inc., Initial Term B Loan, 1 Month SOFR + 2.600%	7.948(c)	08/27/25	10,285	10,209,698

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Real Estate (cont’d.)
Cushman & Wakefield US Borrower LLC,
2023-1 Refinancing Term Loan, 1 Month SOFR + 3.350%^	8.698%(c)	01/31/30		2,045	$1,978,417
2023-2 Refinancing Term Loan, 1 Month SOFR + 4.000%^	9.348(c)	01/31/30		2,000	1,955,000

Greystar Real Estate Partners LLC, Term Loan, 3 Month SOFR + 3.750%^	9.147(c)	08/21/30		4,550	4,550,000
					18,693,115
Real Estate Investment Trusts (REITs) 1.1%
Blackstone Mortgage Trust, Inc., Term B-4 Loan, 1 Month SOFR + 3.500%^	8.848(c)	05/09/29		18,579	17,835,393
Starwood Property Mortgage LLC,
Term Loan B, 1 Month SOFR + 3.250%	8.598(c)	11/18/27		2,623	2,609,686
Term Loan B-3, 1 Month SOFR + 3.350%	8.698(c)	07/24/26		2,317	2,309,893
					22,754,972
Retail 2.9%
Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	12.721(c)	07/27/29	GBP	1,500	1,338,828
Dave & Buster’s, Inc., Cov-Lite Term Loan, 1 Month SOFR + 3.750%	9.188(c)	06/29/29		6,144	6,142,519
EG America LLC (United Kingdom),
Facility B Tranche C, 1 Month SOFR + 4.000%	9.414(c)	02/07/28		3,118	2,985,530
New Term C Loan, SOFR + 4.250%	9.664(c)	02/07/28		2,212	2,117,576
EG Finco Ltd. (United Kingdom),
Term B, SONIA + 4.750%	9.711(c)	02/07/25	GBP	207	260,605
Term Loan B Tranche C, 1 Month EURIBOR + 5.500%	9.347(c)	02/07/28	EUR	2,705	2,775,219
EG Group Ltd. (United Kingdom),
Term Loan^	—(p)	02/07/25		595	713,994
Term Loan^	—(p)	02/07/25		893	1,048,444

Empire Today LLC, Closing Date Term Loan, 1 Month SOFR + 5.114%	10.455(c)	04/03/28		6,122	4,530,273
Great Outdoors Group LLC, Term B-2 Loan, 3 Month SOFR + 4.012%	9.402(c)	03/06/28		13,698	13,574,778

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)

LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.198%(c)	12/17/27	5,495	$5,277,631
Peer Holding III BV (Netherlands), Facility B-4 Term Loan, 2 Month SOFR + 3.250%	8.604(c)	10/28/30	2,240	2,236,266
Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.902(c)	03/03/28	6,910	6,521,411
RC Buyer, Inc., First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.895(c)	07/28/28	3,131	3,079,877
SRS Distribution, Inc.,
2021 Refinancing Term Loan, 1 Month SOFR + 3.614%	8.963(c)	06/02/28	5,453	5,382,160
2022 Refinancing Termloan, 1 Month SOFR + 3.600%	8.948(c)	06/02/28	1,139	1,123,380
				59,108,491
Semiconductors 0.5%
Altar Bidco, Inc.,
Initial Term Loan, 12 Month SOFR + 3.100%	8.142(c)	02/01/29	3,850	3,826,935
Second Lien Initial Term Loan, 12 Month SOFR + 5.600%	10.493(c)	02/01/30	1,462	1,398,718

Natel Engineering Co., Inc., Initial Term Loan, 1 Month SOFR + 6.364%	11.699(c)	04/30/26	6,377	5,451,985
				10,677,638
Software 3.9%
Applovin Corp., Initial Term Loan, 1 Month SOFR + 3.100%	8.448(c)	08/19/30	4,602	4,600,613
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	8.598(c)	02/15/29	16,301	15,967,890
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month SOFR + 3.864%	9.213(c)	10/02/25	2,312	2,311,557
Second Lien Incremental Term Loan, 1 Month SOFR + 5.614%	10.963(c)	02/27/26	5,245	5,212,502

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)

Cloudera, Inc., Term Loan, 1 Month SOFR + 3.850%	9.198%(c)	10/08/28	3,318	$3,255,386
Cornerstone OnDemand, Inc., Initial Term Loan, 1 Month SOFR + 3.864%	9.213(c)	10/16/28	4,162	4,002,090
CT Technologies Intermediate Holdings, Inc., Term Loan 2021 Reprice, 1 Month SOFR + 4.364%	9.713(c)	12/16/25	5,998	5,689,026
EagleView Technology Corp., First Lien Term Loan, 3 Month SOFR + 3.763%	9.153(c)	08/14/25	3,703	3,536,800
Evertec Group LLC (Puerto Rico), Term Loan B, 1 Month SOFR + 3.500%	8.848(c)	10/30/30	3,600	3,591,000
Hireright Holdings Group, 2023 Extending Term, 3 Month SOFR + 4.000%	9.386(c)	09/27/30	3,275	3,254,531
Indicor LLC, Initial Dollar Term Loan, 3 Month SOFR + 4.500%	9.890(c)	11/22/29	1,990	1,990,356
Instructure Holdings, Inc., Term Loan B, 1 Month SOFR + 2.750%	6.121(c)	10/30/28	750	746,250
Polaris Newco LLC, First Lien Dollar Term Loan, 1 Month SOFR + 4.114%	9.463(c)	06/02/28	7,627	7,407,442
Project Sky Merger Sub, Inc., Second Lien Term Loan, 1 Month SOFR + 6.100%	11.448(c)	10/08/29	3,320	3,093,135
Red Planet Borrower LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.198(c)	10/02/28	5,490	5,268,823
Renaissance Holding Corp., 2023 Term Loan, 1 Month SOFR + 4.750%	10.098(c)	04/05/30	4,725	4,714,369
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	10.694(c)	07/14/28	6,201	5,725,845
				80,367,615
Telecommunications 5.7%
CCI Buyer, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.390(c)	12/17/27	5,548	5,506,866
CommScope, Inc., Initial Term Loan, 1 Month SOFR + 3.364%	8.713(c)	04/06/26	7,385	6,450,986

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Connect Finco Sarl (United Kingdom), Amendment No. 1 Refinancing Term Loan, 1 Month SOFR + 3.500%	8.848%(c)	12/11/26	5,243	$5,228,697
Crown Subsea Communications Holding, Inc.,
Amendment No. 2 Term Loan, 1 Month SOFR + 5.364%	10.685(c)	04/27/27	5,757	5,775,116
Initial Term Loan, 1 Month SOFR + 5.114%	10.435(c)	04/27/27	3,282	3,298,706

Digicel International Finance Ltd. (Jamaica), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	8.981(c)	05/27/24	22,712	20,951,753
Global Tel Link Corp., First Lien Term Loan, 3 Month SOFR + 4.400%	9.783(c)	11/29/25	5,691	5,468,209
GTT Communications, Inc., Closing Date Term Loan, 3 Month SOFR + 9.100%	14.490(c)	06/30/28	1,529	948,206
Intrado Corp., Initial Term Loan, 3 Month SOFR + 4.000%	9.389(c)	01/31/30	6,569	6,566,895
Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1 Month SOFR + 1.864%	7.213(c)	03/01/27	330	310,200
Lumen Technologies, Inc., Term Loan B, 1 Month SOFR + 2.364%	7.713(c)	03/15/27	3,266	1,981,171
MLN US HoldCo LLC,
Initial Term Loan, 3 Month SOFR + 6.540%	11.935(c)	10/18/27	10,885	5,986,484
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	12.195(c)	10/18/27	19,121	2,868,215
Term B Loan, 3 Month SOFR + 9.350%^	14.745(c)	10/18/27	70	5,568

Moran Foods LLC, Closing Date USD Term Loan, 1 Month SOFR + 7.100%	12.448(c)	12/30/27	1,924	1,654,696
Numericable US LLC (France), USD Term Loan B-12, 3 Month LIBOR + 3.688%	9.343(c)	01/31/26	2,668	2,495,508
Orbcomm, Inc., Closing Date Term Loan, 1 Month SOFR + 4.364%	9.775(c)	09/01/28	2,066	1,902,249
Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	11.116(c)	08/01/29	10,133	8,873,581
Securus Technologies Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%^	10.231(c)	11/01/24	5,251	4,200,460

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.848%(c)	03/02/29	5,693	$5,468,471
Initial Term Loan, 1 Month SOFR + 4.614%	9.944(c)	05/30/30	4,000	3,842,500
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 3 Month SOFR + 4.262%	9.652(c)	10/02/28	11,442	7,085,159
Initial Term Loan- Second Lien, 3 Month SOFR + 7.114%	12.505(c)	10/01/29	6,630	1,842,590

Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Month SOFR + 3.114%	8.463(c)	03/09/27	8,275	7,019,956
				115,732,242
Textiles 0.3%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month SOFR + 3.900%	9.290(c)	12/12/25	7,743	7,154,977
Transportation 1.1%
Daseke Cos., Inc., Term Loan, 1 Month SOFR + 4.114%	9.463(c)	03/09/28	5,245	5,184,272
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month SOFR + 3.262%	8.652(c)	07/21/28	4,910	4,826,582
Initial Term C Loan, 3 Month SOFR + 3.262%	8.652(c)	07/21/28	1,845	1,813,776

Pods LLC, Term Loan, 1 Month SOFR + 3.000%	8.463(c)	03/31/28	400	380,000
Savage Enterprises LLC, Term Loan B, 1 Month SOFR + 3.364%	8.713(c)	09/15/28	6,599	6,592,295
STG Logistics, Inc., Initial Term Loan, 3 Month SOFR + 6.150%^	11.540(c)	03/24/28	3,940	3,270,200
				22,067,125

Total Floating Rate and Other Loans (cost $1,398,547,052)				1,277,484,645

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities 1.5%
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.228%(c)	12/25/41	14,500	$14,446,815
FHLMC Structured Agency Credit Risk Debt Notes, Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.728(c)	08/25/33	10,085	10,476,272
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.728(c)	10/25/41	5,000	5,065,650

Total Residential Mortgage-Backed Securities (cost $28,579,095)				29,988,737

	Shares
Common Stocks 0.8%
Chemicals 0.5%
Venator Materials PLC*	1,450,734,193	10,155,139
Electric Utilities 0.1%
Heritage Power LLC*^	182,367	2,305,119
Heritage Power LLC*^	8,021	101,385
Heritage Power LLC*^	209,883	104,942
		2,511,446
Machinery 0.0%
Campfire Topco Ltd. (Jersey)*^	4,988,976	543
Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.(a)	27,937	2,243,621
Wireless Telecommunication Services 0.1%
Intelsat Emergence SA (Luxembourg)*	28,359	747,969

Total Common Stocks (cost $10,223,612)		15,658,718

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Units	Value
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	2,968	$18,550
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	2,968	11,872

Total Rights (cost $69)		30,422

Total Long-Term Investments (cost $2,170,684,543)		2,016,410,404

	Shares
Short-Term Investments 1.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	26,154,354	26,154,354
PGIM Institutional Money Market Fund (cost $4,518,534; includes $4,481,650 of cash collateral for securities on loan)(b)(wb)	4,524,583	4,522,774

Total Short-Term Investments (cost $30,672,888)		30,677,128

TOTAL INVESTMENTS 100.3% (cost $2,201,357,431)		2,047,087,532
Liabilities in excess of other assets(z) (0.3)%		(6,586,641)

Net Assets 100.0%		$2,040,500,891

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
EURIBOR—Euro Interbank Offered Rate

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
FHLMC—Federal Home Loan Mortgage Corporation
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TD—The Toronto-Dominion Bank

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $90,865,150 and 4.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,385,353; cash collateral of $4,481,650 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $7,939,562. The aggregate value of $3,496,768 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Unfunded loan commitments outstanding at November 30, 2023:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Action Environmental Group Inc., The, Delayed Draw Term Loan, —%(p), Maturity Date 10/24/30 (cost $467,539)^	470	$470,152	$2,613	$—
Omnia Partners, LLC, Delayed Draw Term Loan, 1 Month SOFR + 4.250% (Cap N/A, Floor 0.000%), 4.250%(c), Maturity Date 07/25/30 (cost $400,553)	404	403,904	3,351	—
Ryan, LLC, Delayed Draw Term Loan, —%(p), Maturity Date 11/14/30 (cost $192,857)	193	191,411	—	(1,446)
Tank Holding Corp., Delayed Draw Term Commitment, —%(p), Maturity Date 03/31/28 (cost $483,087)^	490	470,179	—	(12,908)
		$1,535,646	$5,964	$(14,354)
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
59	20 Year U.S. Treasury Bonds	Mar. 2024	$6,869,813	$61,519
29	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	3,567,000	39,949
				101,468
Short Positions:
542	2 Year U.S. Treasury Notes	Mar. 2024	110,817,828	(445,654)
19	5 Year Euro-Bobl	Dec. 2023	2,430,076	(3,895)
507	5 Year U.S. Treasury Notes	Mar. 2024	54,173,741	(331,191)
7	10 Year Euro-Bund	Dec. 2023	1,007,984	(5,155)
331	10 Year U.S. Treasury Notes	Mar. 2024	36,342,767	(235,427)
				(1,021,322)
				$(919,854)
Forward foreign currency exchange contracts outstanding at November 30, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/04/23	BNP	GBP	19,018	$23,919,044	$24,009,354	$90,310	$—
Expiring 12/04/23	MSI	GBP	245	306,281	309,155	2,874	—

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Forward foreign currency exchange contracts outstanding at November 30, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 12/04/23	BNYM	EUR	26,373	$28,831,683	$28,711,238	$—	$(120,445)
Expiring 12/04/23	SCB	EUR	1,708	1,870,162	1,859,664	—	(10,498)
				$54,927,170	$54,889,411	93,184	(130,943)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/04/23	BNP	GBP	19,263	$23,362,551	$24,318,510	$—	$(955,959)
Expiring 01/12/24	BNP	GBP	19,018	23,927,414	24,017,934	—	(90,520)
Euro,
Expiring 12/04/23	BNYM	EUR	28,081	29,731,083	30,570,902	—	(839,819)
Expiring 01/12/24	BNYM	EUR	26,373	28,885,563	28,763,361	122,202	—
Expiring 01/12/24	TD	EUR	1,942	2,122,485	2,117,862	4,623	—
				$108,029,096	$109,788,569	126,825	(1,886,298)
						$220,009	$(2,017,241)
Credit default swap agreements outstanding at November 30, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2023(4)	Value at Trade Date	Value at November 30, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.41.V2	12/20/28	5.000%(Q)	117,543	4.029%	$908,244	$5,738,941	$4,830,697
CDX.NA.IG.41.V1	12/20/28	1.000%(Q)	103,000	0.625%	948,655	1,935,651	986,996
					$1,856,899	$7,674,592	$5,817,693
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).